VESSEL AND CAPITALIZED DRY-DOCKING (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
ASSETS HELD FOR SALE
Balance	$ 1,865.3
Balance	2,124.5	$ 1,886.0	$ 1,865.3
Vessels and capitalized dry docking
ASSETS HELD FOR SALE
Balance	1,855.9
Balance	2,110.5	1,876.2	1,855.9
Vessels and capitalized dry docking | Cost
ASSETS HELD FOR SALE
Balance	2,421.2	2,443.3	2,443.3
Additions	377.8	63.5	77.2
Disposals	(33.8)	(5.3)	(14.2)
Transferred from prepayments	33.0	55.1	55.1
Transferred to assets held-for-sale	(80.9)	(140.1)	(140.2)
Balance	2,717.3	2,416.5	2,421.2
Vessels and capitalized dry docking | Depreciation
ASSETS HELD FOR SALE
Balance	(543.8)	(475.0)	(475.0)
Disposals	27.3	5.3	14.2
Depreciation for the period	106.1	99.9	133.7
Transferred to assets held-for-sale	35.1	50.7	50.7
Balance	(587.5)	(518.9)	(543.8)
Vessels and capitalized dry docking | Accumulated impairment
ASSETS HELD FOR SALE
Balance	(21.5)	(30.5)	(30.5)
Impairment losses on tangible fixed assets		2.8	2.7
Transferred to assets held-for-sale	2.2	11.9	11.7
Balance	$ (19.3)	$ (21.4)	$ (21.5)